Financial risk management, Fair Value Estimation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets measured at fair value [Abstract]
Marketable securities	$ 88,700	$ 85,700
Cash equivalents	37,030	35,703
Other financial assets	55,615	0
FVOCI [Member]
Financial assets measured at fair value [Abstract]
Marketable securities	88,667
Cash equivalents	0
Other financial assets	0
Financial assets measured at fair value	88,667	$ 85,724	$ 0
FVTPL [Member]
Financial assets measured at fair value [Abstract]
Marketable securities	0
Cash equivalents	37,030
Other financial assets	55,615
Financial assets measured at fair value	$ 92,645